Rights of Use - Expenses Related to Leases included in Operating Results and Income from Subleasing Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2019 EUR (€)
Rights of Use [Abstract]
Total expenses related to short-term leases included in operating results as supplies	€ 115,000,000
Expense relating to short-term leases included in external services	108,000,000
Expense relating to leases of low-value assets included in external services	13,000,000
Other	2,000,000
Total expenses related to leases included in operating results as external services	123,000,000
Income from subleasing right-of-use assets	€ 238,000,000